FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of liquidity risks (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Risk management
Undiscounted cash flows	$ 73,356	$ 110,452
Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	639	1,021
Trade payables
Risk management
Undiscounted cash flows	1,378	1,460
Promissory Notes
Risk management
Undiscounted cash flows	20,000
Other long term receivables
Risk management
Undiscounted cash flows	2,000
Payables to related parties
Risk management
Undiscounted cash flows	740	0
Other Accounts Payable
Risk management
Undiscounted cash flows	7,871	7,843
Long term loans from banks
Risk management
Undiscounted cash flows	68,020	77,543
Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	2,067	2,280
Loan from Shareholder
Risk management
Undiscounted cash flows		0
Advanced payments from MDA against future orders
Risk management
Undiscounted cash flows	(28,138)
Liability for IIA Royalties
Risk management
Undiscounted cash flows	(1,107)
Derivatives Liabilities
Risk management
Undiscounted cash flows	(114)	20,305
Within 30 days
Risk management
Undiscounted cash flows	2,011	4,054
Within 30 days | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	172	269
Within 30 days | Trade payables
Risk management
Undiscounted cash flows	258	251
Within 30 days | Promissory Notes
Risk management
Undiscounted cash flows	0
Within 30 days | Other long term receivables
Risk management
Undiscounted cash flows	0
Within 30 days | Payables to related parties
Risk management
Undiscounted cash flows	0	0
Within 30 days | Other Accounts Payable
Risk management
Undiscounted cash flows	1,581	3,534
Within 30 days | Long term loans from banks
Risk management
Undiscounted cash flows	0	0
Within 30 days | Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	0	0
Within 30 days | Loan from Shareholder
Risk management
Undiscounted cash flows		0
Within 30 days | Advanced payments from MDA against future orders
Risk management
Undiscounted cash flows	0
Within 30 days | Liability for IIA Royalties
Risk management
Undiscounted cash flows	0
Within 30 days | Derivatives Liabilities
Risk management
Undiscounted cash flows	0	0
Year one
Risk management
Undiscounted cash flows	28,617	6,270
Year one | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	467	752
Year one | Trade payables
Risk management
Undiscounted cash flows	1,120	1,209
Year one | Promissory Notes
Risk management
Undiscounted cash flows	20,000
Year one | Other long term receivables
Risk management
Undiscounted cash flows	0
Year one | Payables to related parties
Risk management
Undiscounted cash flows	740	0
Year one | Other Accounts Payable
Risk management
Undiscounted cash flows	6,290	4,309
Year one | Long term loans from banks
Risk management
Undiscounted cash flows	0	0
Year one | Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	0	0
Year one | Loan from Shareholder
Risk management
Undiscounted cash flows		0
Year one | Advanced payments from MDA against future orders
Risk management
Undiscounted cash flows	0
Year one | Liability for IIA Royalties
Risk management
Undiscounted cash flows	0
Year one | Derivatives Liabilities
Risk management
Undiscounted cash flows	0	0
1-5 years
Risk management
Undiscounted cash flows	42,728	100,128
1-5 years | Liabilities in respect of leases-ST
Risk management
Undiscounted cash flows	0	0
1-5 years | Trade payables
Risk management
Undiscounted cash flows	0	0
1-5 years | Promissory Notes
Risk management
Undiscounted cash flows	0
1-5 years | Other long term receivables
Risk management
Undiscounted cash flows	2,000
1-5 years | Payables to related parties
Risk management
Undiscounted cash flows	0	0
1-5 years | Other Accounts Payable
Risk management
Undiscounted cash flows	0	0
1-5 years | Long term loans from banks
Risk management
Undiscounted cash flows	68,020	77,543
1-5 years | Liabilities in respect of leases-LT
Risk management
Undiscounted cash flows	2,067	2,280
1-5 years | Loan from Shareholder
Risk management
Undiscounted cash flows		0
1-5 years | Advanced payments from MDA against future orders
Risk management
Undiscounted cash flows	(28,138)
1-5 years | Liability for IIA Royalties
Risk management
Undiscounted cash flows	(1,107)
1-5 years | Derivatives Liabilities
Risk management
Undiscounted cash flows	$ (114)	$ 20,305